1 - NATURE OF BUSINESS (Details Narrative)	Apr. 01, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Common Stock Authorized	1,000,000,000	1,000,000,000	1,000,000,000